Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Amounts of Noah Investment and its Subsidiaries and the Consolidated Fund included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries and the consolidated fund were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31 (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Cash and cash equivalents (including cash and cash equivalents of the consolidated fund of RMB 11,641 as of December 31, 2017)	312,278	394,672	60,660
Restricted cash	1,000	—	—
Accounts receivable, net of allowance for doubtful accounts	14,828	2,795	430
Amounts due from related parties	209,034	155,570	23,911
Deferred tax assets	11,158	6,136	943
Other current assets	33,453	88,740	13,639
Long-term investments (including long-term investment of the consolidated fund of RMB 49,029 as of December 31, 2017)	81,168	192,920	29,651
Investment in affiliates	488,263	920,848	141,532
Property and equipment, net	28,804	25,458	3,913
Other non-current assets	13,776	12,641	1,943
Total assets	1,193,762	1,799,780	276,622
Accrued payroll and welfare expenses	72,212	83,553	12,842
Income tax payable	(5,037)	(2,507)	(385)
Amount due to related parties	12,000	—	—
Amounts due to the Group’s subsidiaries (including amount due to Group’s subsidiaries of the consolidated fund of RMB 19,519 as of December 31, 2017)	125,714	498,557	76,627
Deferred revenue	29,834	33,301	5,118
Other current liabilities	31,079	40,942	6,293
Total liabilities	265,802	653,846	100,495

	Years Ended December 31 (Amount in Thousands)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenue:
Third-party revenues
One-time commissions	145,325	1,184	16,521	2,539
Recurring service fees	181,289	56,998	24,275	3,731
Performance-based income	165,972	8,596	2,389	367
Other service fees	9,616	38,881	35,054	5,388
Total third-party revenues	502,202	105,659	78,239	12,025
Related party revenues
One-time commissions	122,950	2,887	1,012	156
Recurring service fees	348,870	278,460	306,883	47,167
Performance-based income	53,825	38,414	37,240	5,724
Other service fees	2,103	19,857	23,735	3,648
Total related party revenues	527,748	339,618	368,870	56,695
Total revenues	1,029,950	445,277	447,109	68,720
Less: business taxes and related surcharges	(57,714)	(10,206)	(2,792)	(429)
Net revenues	972,236	435,071	444,317	68,291
Operating cost and expenses (including operating cost and expenses of the consolidated fund of RMB -863 for year ended December 31, 2017)	(624,541)	(452,182)	(361,765)	(55,602)

Other income (including other income of the consolidated fund of RMB 3,667 for year ended December 31, 2017)	39,115	67,038	43,281	6,652
Net income	327,598	24,381	149,703	23,009
Net income attributable to Noah Holding Limited shareholders	326,209	22,122	147,483	22,668
Cash flows provided by (used in) operating activities*	402,492	(316,765)	426,663	65,562
Cash flows (used in) provided by investing activities	(293,697)	28,995	(372,590)	(57,251)
Cash flows provided by financing activities	3,282	14,856	15,680	2,410

*	Cash flows provided by operating activities in 2015, 2016 and 2017 include amounts due to the Group’s subsidiaries of RMB161,666, RMB125,714 and RMB 479,138 (US$74).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

The following table summarizes the Group’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2016 and 2017, respectively.

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Amounts due from related parties	32,492	36,792	5,655
Investments	508,011	610,386	93,815
Maximum exposure to loss in non-consolidated VIEs	540,503	647,178	99,470

Summary of Effects of Changes in Company's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31, (Amount in Thousands)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	535,825	643,829	762,923	117,261
Transfers from (to) the non-controlling interest:
Increase (decrease) in Noah’s equity by partial disposal (acquisition) of subsidiaries	29,076	151,990	30	5
Net transfers from (to) non-controlling interest	29,076	151,990	30	5
Change from net income attributable to Noah and transfers from non-controlling interest	564,901	795,819	762,953	117,266

Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years
Building	30 years